INCOME TAXES	12 Months Ended
Dec. 31, 2023
INCOME TAXES
INCOME TAXES

12.INCOME TAXES

USD million	2023	2022	2021
Current taxes	140.8	65.5	28.5

Deferred taxes of deferred tax assets	(26.0)	(3.4)	15.0
Deferred taxes of deferred tax liabilities	(10.6)	(13.8)	(8.8)
Total deferred taxes	(36.6)	(17.2)	6.2
Total	104.2	48.3	34.7
Thereof for prior periods’ current taxes	0.1	(5.4)	(1.4)

In 2021, current taxes included a one-off impact related to utilization of prior year tax losses which were not recognized as a deferred tax asset in prior years.

Reconciliation between income taxes at local tax rates in different countries and the total tax expense in the statement of loss:

USD million	2023	2022	2021
Loss from continuing operations before income tax expense	(104.6)	(182.6)	(89.8)
Effective tax rate	(100)%	(26)%	(39)%
Income tax using the effective tax rate	104.2	48.3	34.7

Taxes at local rates applicable to earnings in countries concerned	53.0	(4.3)	(9.5)
Permanent differences	0.4	0.0	1.1
Deferred taxes on temporary differences which were not recognized	17.0	41.9	29.5
Deferred taxes on net operating losses which were not recognized	17.8	5.4	1.7
Changes in tax rates	0.2	(0.4)	0.2
Changes in uncertain tax positions	10.3	0.6	1.4
Taxes for prior periods	(1.9)	(1.2)	3.1
Tax credits/withholding tax	7.3	6.1	3.9
Other US taxes (BEAT & GILTI)	0.1	1.7	3.6
Other	0.0	(1.5)	(0.3)
Taxes recognized in the statement of loss	104.2	48.3	34.7

The table above shows a reconciliation between tax expense (2023: USD 104.2 million, 2022: USD 48.3 million, 2021: USD 34.7 million) and the product of the loss from continuing operations before income tax expense (2023: USD 104.6 million, 2022: USD 182.6 million, 2021: USD 89.8 million) multiplied by the average tax rate (2023: -100%; 2022: -26%, 2021: -39%). The average tax rate is a quotient from the Group’s loss and tax expense. The negative result was due to negative earnings before taxes, mainly impacted by the non-deductible interest expenses in some jurisdictions, while certain other jurisdictions generated high taxable income. In addition, in 2023 and 2022, there were impairment charges for book purposes for which no deferred taxes could be recorded. The taxes at local rates applicable to earnings in countries concerned (2023: USD 53.0 million, 2022: USD -4.3 million, 2021: USD -9.5 million) include the aggregate of income taxes prepared by using the local statutory rate in each individual jurisdiction. The major reconciling items to total tax include unrecognized deferred tax assets from unused interest expense and tax losses, uncertain tax positions, and tax credits/withholding taxes, which are disclosed in the respective line items.

DEFERRED TAX ASSETS AND LIABILITIES

	December 31,	December 31,
USD million	2023	2022
Deferred tax assets:
Provisions	65.6	39.8
Carryforward of unused tax losses	21.8	19.8
Employee benefits	2.0	4.2
Impairment	3.0	3.0
Fair value adjustments	7.9	5.0
Tax credits	0.6	2.5
Unrecognized profit on internal sales of inventory	14.0	11.0
Other temporary differences	16.7	15.1
Total	131.6	100.4

Deferred tax liabilities:
Depreciation differences	(21.1)	(20.9)
Difference between carrying value and fair value adjustment due to acquisition of Amer Sports Corporation
Trademarks	(511.2)	(505.9)
Other intangible assets	(60.8)	(68.3)
Property, plant and equipment	(16.8)	(17.7)
	(588.8)	(591.9)
Other temporary differences*	(35.0)	(34.2)
Total	(644.9)	(647.0)

Net deferred tax liabilities	(513.3)	(546.6)
*	Consists mainly of deferred tax liability of customer and marketing related intangibles

Deferred taxes recognized in the statement of financial position:

Deferred tax assets	161.7	108.7
Deferred tax liabilities	675.0	655.3
	(513.3)	(546.6)

		Charge in
		consolidated
	January 1,	statement	Translation	Charged		December 31,
USD million	2023	of loss	differences	to OCI	Other	2023
Provisions	39.8	23.6	4.9	—	(2.7)	65.6
Carryforward of unused tax losses	19.8	0.4	1.6	—	—	21.8
Employee benefits	4.2	(1.4)	0.0	(0.8)	—	2.0
Impairment	3.0	0.0	—	—	—	3.0
Fair value adjustments	5.0	0.0	1.0	1.9	—	7.9
Tax credits	2.5	(2.0)	0.1	—	—	0.6
Unrecognized profit on internal sales of inventory	11.0	2.5	0.5	—	—	14.0
Depreciation differences	(20.9)	(0.1)	(0.1)	—	—	(21.1)
Difference between carrying value and fair value adjustment due to acquisition of Amer Sports Corporation	(591.9)	10.6	(7.5)	—	—	(588.8)
Other temporary differences	(19.1)	3.0	(6.5)	—	4.3	(18.3)
Total	(546.6)	36.6	(6.0)	1.1	1.6	(513.3)

		Charge in
		consolidated
	January 1,	statement	Translation	Charged to	December 31,
USD million	2022	of loss	differences	OCI	2022
Provisions	32.7	8.5	(1.4)	—	39.8
Carryforward of unused tax losses	24.5	(3.9)	(0.8)	—	19.8
Employee benefits	8.0	(1.2)	0.1	(2.7)	4.2
Impairment	3.0	0.1	(0.1)	—	3.0
Fair value adjustments	2.3	0.0	0.4	2.3	5.0
Tax credits	12.3	(9.4)	(0.4)	—	2.5
Unrecognized profit on internal sales of inventory	5.9	5.4	(0.3)	—	11.0
Depreciation differences	(19.8)	(1.0)	(0.1)	—	(20.9)
Difference between carrying value and fair value adjustment due to acquisition of Amer Sports Corporation	(616.5)	10.6	14.0	—	(591.9)
Other temporary differences	(29.1)	8.1	1.9	—	(19.1)
Total	(576.7)	17.2	13.3	(0.4)	(546.6)

Recognized tax losses:

					Amount of deferred
					tax assets relating to
			Amount of losses		losses
Jurisdiction	Expiry	USD million	Dec 31, 2023	Dec 31, 2022	Dec 31, 2023	Dec 31, 2022
Canada	2043		40.1	—	10.7	—
France	indefinite		47.4	51.6	11.8	12.9
the United States	indefinite		—	—	1.0	—
Sweden	indefinite		—	22.4	—	4.6
Other			—	—	(1.7)	2.9
Total					21.8	20.4

	December 31,	December 31,
USD million	2023	2022
Unused tax losses carried forward, for which no deferred tax assets were recognized	148.5	57.6
Other temporary differences, for which no deferred tax assets were recognized	767.4	668.1
Unrecognized net deferred tax assets	196.3	155.1

The other temporary differences comprise mostly of non-deductible interest expenses. No deferred tax assets have been recognized for above mentioned unused tax losses and other temporary differences since their utilization in full in the near future is not probable or the losses have been created in countries where the possibilities for their utilization are limited. For the assessment of probability, in addition to past performance and the respective prospects for the foreseeable future, appropriate tax structuring measures are also taken into consideration. The major part of the unrecognized deferred tax assets originated in Finland.

Amer Sports does not recognize deferred tax liabilities for unremitted earnings of subsidiaries to the extent that they are expected to be permanently invested in international operations. These earnings, the amount of which cannot be practicably computed, could become subject to additional tax if they were remitted as dividends or if the Company were to sell the shareholdings in the subsidiaries.

Pillar Two legislation has been enacted or substantively enacted in certain jurisdictions in which Amer Sports operates. The legislation will be effective for Amer Sports’s financial year beginning January 1, 2024. As a result, Amer Sports falls within the scope of Pillar Two legislation and has conducted an assessment of the potential exposure to Pillar Two income taxes.

This assessment is founded upon the most recent country-by-country reporting information and IFRS financial data of the relevant jurisdictions. Following the assessment, it has been determined that almost all of jurisdictions except two sales entity jurisdictions where the Group operates, qualify for the transitional safe harbor.

While Amer Sports has implemented a process to evaluate the potential exposure to Pillar Two income taxes, as of the date of this reporting, quantitative information indicating potential exposure in these jurisdictions is not currently known or reasonably estimable. Amer Sports is actively progressing on this assessment and anticipates its completion in the first quarter of the financial year 2024.

Furthermore, the Group has availed itself of the temporary exception issued by the IASB in May 2023 from the accounting requirements for deferred taxes in IAS 12. Consequently, Amer Sports neither recognizes nor discloses information about deferred tax assets and liabilities related to Pillar Two income taxes. Since the Pillar Two legislation was not effective at the reporting date, Amer Sports has no related current tax exposure.